Consolidated Statements of Stockholders' Equity (Unaudited) (Parentheticals) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Preferred stock dividends declared, per share (in dollars per share)	$ 0.5313	$ 0.5313
Common stock dividends declared, per share (in dollars per share)	$ 0.40	$ 1.0198